Organization and Principal Activities - VIE Arrangements (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Variable Interest Entity [Line Items]
Total current liabilities	¥ 2,165,754	$ 332,870	¥ 2,066,221
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Total current liabilities	523,545	80,468	553,554
Due to Subsidiaries | Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] | Subsidiaries [Member]
Variable Interest Entity [Line Items]
Total current liabilities	¥ 390,139	$ 59,963	¥ 413,067